Stockholders' and Members' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intercompany foreign currency translation adjustments	$ 6